Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended	23 Months Ended
	Jun. 25, 2024	Nov. 30, 2024	May 31, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2026
Capital Group Conservative Equity ETF - CGCV
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group Conservative Equity ETF (at NAV)
Accumulated Value	$ 10,000	$ 11,201	$ 11,219		$ 12,564	$ 13,257
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	$ 10,000	$ 11,092	$ 10,943		$ 12,756	$ 14,202